Cassidy & Associates
                  Attorneys at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
                     ----------
             Email:  CassidyLaw@aol.com



Telephone: 202/387-5400              Fax:  949/673-4525

                    July 31, 2012

Jay Mumford
Division of Corporation Finance
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          Re:  Whiffletree Acquisition Corporation
		File No. File No. 000-54724

Dear Mr. Mumford:

     Attached for filing with the Securities and Exchange
Commission in response to the Commission's letter of June 26, 2012, is Amendment No. 1 to the Whiffletree Acquisition
Corporation Form 10-12G.

     The following response addresses the comment of the reviewing staff of the Commission as set forth in its comment letter.

     1. Disclosure has been added at the to the cover page, to the Business Section and to the Risk Factors discussing the emerging growth company and the Company's election to opt out of the transition period.

Business
---------

      2. The disclosure has been modified and appears in the third paragraph.

      3. The noted disclosure has been amended and appears in the top partial paragraph of Page 2.

      4. Tiber Creek is not paying the expenses of any other blank check companies other than those listed in the Section
Conflicts of Interest and disclosure has been added regarding the payment of expenses of those companies.

Search for Taget Company
------------------------

       5. Tiber Creek has not entered into any agreements with consultants to assist it in locating a target company for the Registrant. The disclosure has been amended to so clarify and appears on page 13 of the registration statement.

       6. Tiber Creek does not sell or issue securities. Tiber Creek seeks to locate companies that may wish to take their business public. In that regard, Tiber Creek advertises its services. Tiber Creek receives contact from a potential client, by telephone call, mail, or email, and Tiber Creek will discuss with that potential client the advantages and pitfalls of being a public company. If such a client determines it would like to become a public company, Tiber Creek assists it in such endeavor assisting it in preparing and filing a registration statement pursuant to the Securities Act of 1933 which may involve a business combination with an existing reporting company.

      When a change in control of a blank check company occurs the new management typically issues securities to its insiders. Subsequently if and when a business combination occurs securities of the company may be issued as part of that combination. These securities are issued under Section 4(2) and the applicable rules of Regulation D.

       Tiber Creek does not keep a record of how potential clients contacted it---whether by telephone, email or U.S. mail. Tiber Creek issued no securities and the regulation or exemption on which any securities issued by the target company are disclosed in the quarterly, annual and periodic filings reporting such issuances.

Recent Blank Check Companies
----------------------------

        7 -10. The disclosure has been modified and appears beginning on page 20.

Trading of Securities in Secondary Market
-----------------------------------------

       11. The Staff's comment is noted and disclosure has been added on page 32.

                         Sincerely,



                         /s/ Lee W. Cassidy